John Hancock
Income Fund
Quarterly portfolio holdings 2/28/2022

Fund’s investments
As of 2-28-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 6.0%					$127,797,613
(Cost $127,138,751)
U.S. Government 6.0%					127,797,613
U.S. Treasury
Bond	2.000	02-15-50		15,390,000	14,737,729
Bond	2.750	11-15-42		6,190,000	6,661,504
Bond	3.000	02-15-49		22,685,000	26,326,096
Bond	4.375	02-15-38		14,475,000	19,193,511
Note	0.250	10-31-25		3,000,000	2,843,555
Note	0.375	11-30-25		7,790,000	7,409,629
Note	0.500	02-28-26		4,630,000	4,409,171
Note	1.375	11-15-31		5,775,000	5,535,879
Note	1.500	01-31-27		2,225,000	2,198,752
Note	2.000	11-15-26		15,250,000	15,419,775
Note	2.375	02-29-24		15,685,000	15,961,326
Note	2.625	02-15-29		5,790,000	6,093,523

Treasury Inflation Protected Security	0.125	01-15-30		926,410	1,007,163
Foreign government obligations 21.9%					$468,498,611
(Cost $490,909,621)
Australia 1.4%					30,647,936
Commonwealth of Australia	0.250	11-21-24	AUD	16,225,000	11,435,482
Commonwealth of Australia	0.500	09-21-26	AUD	3,560,000	2,444,406
New South Wales Treasury Corp.	1.000	02-08-24	AUD	15,155,000	10,965,521
New South Wales Treasury Corp.	1.250	03-20-25	AUD	3,440,000	2,467,741
Queensland Treasury Corp. (A)	4.250	07-21-23	AUD	4,385,000	3,334,786
Austria 0.1%					1,763,341
Republic of Austria (A)	0.500	02-20-29	EUR	1,550,000	1,763,341
Brazil 0.8%					16,975,195
Federative Republic of Brazil	10.000	01-01-23	BRL	15,845,000	3,066,872
Federative Republic of Brazil	10.000	01-01-25	BRL	59,155,000	11,305,154
Federative Republic of Brazil	10.000	01-01-27	BRL	13,815,000	2,603,169
Canada 3.4%					73,532,681
Canada Housing Trust No. 1 (A)	1.250	06-15-26	CAD	5,200,000	3,987,282
Canada Housing Trust No. 1 (A)	1.950	12-15-25	CAD	2,565,000	2,027,716
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,210,000	2,470,370
Government of Canada	2.250	03-01-24	CAD	23,115,000	18,520,449
Province of Alberta	3.400	12-01-23	CAD	9,000,000	7,323,692
Province of British Columbia	2.850	06-18-25	CAD	3,408,000	2,770,926
Province of Ontario	1.350	12-02-30	CAD	27,675,000	19,898,052
Province of Ontario	2.900	06-02-28	CAD	4,350,000	3,565,867
Province of Ontario	3.450	06-02-45	CAD	3,895,000	3,258,125
Province of Quebec	0.200	04-07-25	EUR	3,630,000	4,055,403
Province of Quebec	1.500	12-15-23	GBP	2,037,000	2,735,106
Province of Quebec	3.750	09-01-24	CAD	3,530,000	2,919,693
China 1.5%					32,593,275
People’s Republic of China	1.990	04-09-25	CNY	34,810,000	5,440,214
People’s Republic of China	2.690	08-12-26	CNY	21,230,000	3,386,534
People’s Republic of China	2.880	11-05-23	CNY	66,520,000	10,652,923
People’s Republic of China	2.890	11-18-31	CNY	60,950,000	9,740,830
People’s Republic of China	3.020	05-27-31	CNY	14,130,000	2,271,919
People’s Republic of China	3.530	10-18-51	CNY	6,720,000	1,100,855
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Colombia 0.9%					$20,035,737
Republic of Colombia	3.250	04-22-32		4,315,000	3,609,627
Republic of Colombia	4.500	03-15-29		1,120,000	1,083,846
Republic of Colombia	5.625	02-26-44		1,120,000	1,009,590
Republic of Colombia	6.250	11-26-25	COP	17,345,000,000	4,035,296
Republic of Colombia	7.500	08-26-26	COP	17,735,000,000	4,247,971
Republic of Colombia	10.000	07-24-24	COP	23,096,400,000	6,049,407
Finland 0.2%					3,626,521
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	3,626,521
India 0.1%					3,076,453
Republic of India	6.100	07-12-31	INR	166,260,000	2,105,736
Republic of India	7.270	04-08-26	INR	69,990,000	970,717
Indonesia 2.4%					50,711,869
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,171,047
Republic of Indonesia (A)	2.150	07-18-24	EUR	3,335,000	3,812,957
Republic of Indonesia	3.050	03-12-51		2,570,000	2,294,409
Republic of Indonesia	3.850	10-15-30		1,650,000	1,753,699
Republic of Indonesia	6.125	05-15-28	IDR	53,219,000,000	3,724,490
Republic of Indonesia	6.375	04-15-32	IDR	6,224,000,000	427,809
Republic of Indonesia	6.500	06-15-25	IDR	182,145,000,000	13,284,461
Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	2,134,405
Republic of Indonesia	7.000	09-15-30	IDR	100,451,000,000	7,202,027
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,420,550
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,108,359
Republic of Indonesia	8.125	05-15-24	IDR	33,251,000,000	2,500,292
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,818,857
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,900,905
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	2,157,602
Ireland 0.9%					19,248,164
Republic of Ireland	0.200	05-15-27	EUR	3,850,000	4,340,800
Republic of Ireland	1.100	05-15-29	EUR	3,130,000	3,697,564
Republic of Ireland	3.400	03-18-24	EUR	7,488,000	9,050,340
Republic of Ireland	3.900	03-20-23	EUR	1,840,000	2,159,460
Israel 0.1%					1,980,069
State of Israel	2.500	01-15-30		1,985,000	1,980,069
Italy 0.6%					12,287,949
Republic of Italy (A)	0.600	08-01-31	EUR	2,105,000	2,155,458
Republic of Italy	1.250	02-17-26		3,387,000	3,210,322
Republic of Italy (A)	1.850	07-01-25	EUR	5,900,000	6,922,169
Japan 0.8%					16,961,508
Government of Japan	0.100	12-20-23	JPY	1,945,000,000	16,961,508
Malaysia 1.1%					22,635,685
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,852,155
Government of Malaysia	3.828	07-05-34	MYR	16,630,000	3,891,122
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,548,610
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,356,996
Government of Malaysia	3.899	11-16-27	MYR	16,709,000	4,074,733
Government of Malaysia	3.900	11-30-26	MYR	8,610,000	2,104,513
Government of Malaysia	4.059	09-30-24	MYR	15,500,000	3,807,556
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Mexico 1.2%					$26,481,813
Government of Mexico	5.750	03-05-26	MXN	113,380,000	5,142,263
Government of Mexico	6.750	03-09-23	MXN	105,030,000	5,094,681
Government of Mexico	7.500	06-03-27	MXN	202,360,000	9,745,411
Government of Mexico	7.750	05-29-31	MXN	134,460,000	6,499,458
New Zealand 1.1%					24,536,671
Government of New Zealand	0.500	05-15-24	NZD	12,820,000	8,328,124
Government of New Zealand	0.500	05-15-26	NZD	8,885,000	5,505,668
Government of New Zealand	4.500	04-15-27	NZD	2,950,000	2,170,857
Government of New Zealand	5.500	04-15-23	NZD	12,130,000	8,532,022
Norway 1.1%					24,688,901
Kingdom of Norway (A)	1.375	08-19-30	NOK	31,485,000	3,406,070
Kingdom of Norway (A)	1.500	02-19-26	NOK	37,580,000	4,205,239
Kingdom of Norway (A)	1.750	03-13-25	NOK	19,565,000	2,214,286
Kingdom of Norway (A)	1.750	02-17-27	NOK	23,570,000	2,654,526
Kingdom of Norway (A)	2.000	05-24-23	NOK	106,820,000	12,208,780
Philippines 0.5%					10,283,719
Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	5,955,133
Republic of the Philippines	6.250	01-14-36	PHP	202,000,000	4,328,586
Portugal 0.2%					3,740,066
Republic of Portugal (A)	0.700	10-15-27	EUR	3,290,000	3,740,066
Qatar 0.2%					3,392,906
State of Qatar (A)	4.817	03-14-49		2,795,000	3,392,906
Singapore 1.0%					20,614,942
Republic of Singapore	2.375	06-01-25	SGD	21,100,000	16,025,339
Republic of Singapore	3.375	09-01-33	SGD	5,470,000	4,589,603
Spain 0.4%					8,163,966
Kingdom of Spain (A)	0.250	07-30-24	EUR	3,615,000	4,084,754
Kingdom of Spain (A)	0.800	07-30-27	EUR	3,585,000	4,079,212
Sweden 0.3%					6,441,172
Kingdom of Sweden (A)	0.125	04-24-23	EUR	5,710,000	6,441,172
United Arab Emirates 0.4%					8,519,795
Government of Abu Dhabi (A)	1.700	03-02-31		3,980,000	3,713,356
Government of Abu Dhabi (A)	3.125	04-16-30		2,940,000	3,065,479
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,740,960
United Kingdom 1.2%					25,558,277
Government of United Kingdom	0.125	01-31-24	GBP	3,990,000	5,257,923
Government of United Kingdom	0.250	01-31-25	GBP	3,330,000	4,355,206

Government of United Kingdom	0.500	07-22-22	GBP	11,885,000	15,945,148
Corporate bonds 51.9%					$1,110,041,399
(Cost $1,148,670,694)
Communication services 6.9%					146,710,400
Diversified telecommunication services 0.2%
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,432,503
CT Trust (A)	5.125	02-03-32		1,835,000	1,838,101
Kenbourne Invest SA (A)	4.700	01-22-28		1,630,000	1,511,825
Entertainment 0.5%
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		4,520,000	4,298,746
Netflix, Inc.	4.875	04-15-28		3,455,000	3,701,342
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Entertainment (continued)
WMG Acquisition Corp. (A)	3.000	02-15-31		1,545,000	$1,396,881
Interactive media and services 0.2%
ANGI Group LLC (A)	3.875	08-15-28		2,820,000	2,502,750
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,603,866
Media 4.0%
Altice Financing SA (A)	5.000	01-15-28		6,940,000	6,253,426
CCO Holdings LLC (A)	4.250	02-01-31		3,005,000	2,815,505
CCO Holdings LLC (A)	4.500	08-15-30		4,915,000	4,733,538
CCO Holdings LLC (A)	4.500	06-01-33		2,340,000	2,193,750
CCO Holdings LLC (A)	4.750	03-01-30		6,615,000	6,495,831
CCO Holdings LLC (A)	5.125	05-01-27		7,910,000	7,989,100
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	2,764,628
Charter Communications Operating LLC	5.125	07-01-49		9,195,000	9,359,324
Charter Communications Operating LLC	5.750	04-01-48		5,180,000	5,725,831
Charter Communications Operating LLC	6.484	10-23-45		5,105,000	6,099,669
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		3,410,000	3,047,722
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32		2,790,000	2,552,850
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		3,535,000	3,397,135
News Corp. (A)	3.875	05-15-29		7,765,000	7,434,988
Sirius XM Radio, Inc. (A)	4.125	07-01-30		445,000	420,623
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	2,127,308
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		5,844,000	5,838,707
VTR Comunicaciones SpA (A)	4.375	04-15-29		2,025,000	1,931,263
VTR Comunicaciones SpA (A)	5.125	01-15-28		1,908,000	1,888,214
VTR Finance NV (A)	6.375	07-15-28		2,435,000	2,466,046
Wireless telecommunication services 2.0%
Millicom International Cellular SA (A)	4.500	04-27-31		1,895,000	1,773,152
Millicom International Cellular SA (A)	6.250	03-25-29		1,575,000	1,629,338
Rogers Communications, Inc. (5.000% to 12-17-26, then 5 Year Canada Government Bond Yield + 3.575%)	5.000	12-17-81	CAD	2,585,000	2,009,060
Sprint Corp.	7.125	06-15-24		735,000	794,726
T-Mobile USA, Inc.	2.250	11-15-31		7,970,000	7,216,581
T-Mobile USA, Inc.	2.625	04-15-26		1,070,000	1,050,553
T-Mobile USA, Inc.	2.625	02-15-29		1,965,000	1,842,856
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,703,051
T-Mobile USA, Inc.	3.375	04-15-29		2,160,000	2,113,776
T-Mobile USA, Inc.	3.500	04-15-31		1,530,000	1,506,078
T-Mobile USA, Inc. (A)	3.500	04-15-31		2,070,000	2,037,636
T-Mobile USA, Inc.	4.750	02-01-28		740,000	763,939
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	3,235,000	3,312,382
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		15,365,000	14,135,800
Consumer discretionary 5.4%					115,146,102
Automobiles 1.4%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,703,606
Ford Motor Company	3.250	02-12-32		2,915,000	2,750,565
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	1,490,000	1,952,854
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,508,700
Ford Motor Credit Company LLC	2.979	08-03-22		1,650,000	1,650,000
Ford Motor Credit Company LLC	3.087	01-09-23		1,110,000	1,116,993
Ford Motor Credit Company LLC	3.350	11-01-22		2,280,000	2,285,700
Ford Motor Credit Company LLC	3.370	11-17-23		2,970,000	2,983,365
Ford Motor Credit Company LLC	3.625	06-17-31		5,870,000	5,644,665
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	4.000	11-13-30	3,145,000	$3,119,840
Ford Motor Credit Company LLC	4.125	08-17-27	740,000	745,365
Ford Motor Credit Company LLC	4.250	09-20-22	1,245,000	1,256,672
Ford Motor Credit Company LLC	4.542	08-01-26	2,085,000	2,147,550
Hotels, restaurants and leisure 3.8%
Carnival Corp. (A)	5.750	03-01-27	7,525,000	7,329,388
Expedia Group, Inc.	3.250	02-15-30	1,440,000	1,420,355
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32	2,185,000	2,077,061
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	1,300,000	1,337,362
Hilton Domestic Operating Company, Inc. (A)	5.375	05-01-25	1,715,000	1,768,285
Hyatt Hotels Corp. (B)	5.750	04-23-30	3,416,000	3,937,697
International Game Technology PLC (A)	6.500	02-15-25	6,815,000	7,240,938
Life Time, Inc. (A)	5.750	01-15-26	5,495,000	5,467,525
MGM Resorts International	4.750	10-15-28	470,000	467,947
New Red Finance, Inc. (A)	3.500	02-15-29	2,639,000	2,487,258
New Red Finance, Inc. (A)	3.875	01-15-28	1,833,000	1,782,593
New Red Finance, Inc. (A)	4.000	10-15-30	12,599,000	11,638,326
Papa John’s International, Inc. (A)	3.875	09-15-29	2,650,000	2,464,500
Royal Caribbean Cruises, Ltd. (A)	4.250	07-01-26	3,295,000	3,122,013
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	5,700,000	5,586,513
Travel + Leisure Company (A)	4.500	12-01-29	4,124,000	3,938,420
Travel + Leisure Company (A)	6.625	07-31-26	1,723,000	1,839,303
Yum! Brands, Inc.	3.625	03-15-31	9,300,000	8,690,199
Yum! Brands, Inc.	4.625	01-31-32	4,030,000	3,949,400
Yum! Brands, Inc. (A)	4.750	01-15-30	4,630,000	4,699,450
Household durables 0.0%
Newell Brands, Inc.	4.700	04-01-26	730,000	755,685
Internet and direct marketing retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26	1,125,000	1,053,416
MercadoLibre, Inc.	3.125	01-14-31	3,665,000	3,226,593
Consumer staples 3.3%				69,891,858
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31	3,855,000	3,492,167
Food products 2.9%
JBS Finance Luxembourg Sarl (A)	3.625	01-15-32	4,805,000	4,359,817
Kraft Heinz Foods Company	3.000	06-01-26	2,718,000	2,714,467
Kraft Heinz Foods Company	3.875	05-15-27	445,000	460,775
Kraft Heinz Foods Company	4.250	03-01-31	6,490,000	6,867,231
Kraft Heinz Foods Company	4.375	06-01-46	1,180,000	1,209,500
Kraft Heinz Foods Company	4.625	10-01-39	4,960,000	5,294,800
Kraft Heinz Foods Company	6.875	01-26-39	6,615,000	8,731,800
Kraft Heinz Foods Company (A)	7.125	08-01-39	750,000	1,019,295
MARB BondCo PLC (A)	3.950	01-29-31	6,410,000	5,641,441
NBM US Holdings, Inc. (A)	7.000	05-14-26	3,158,000	3,263,825
Post Holdings, Inc. (A)	4.500	09-15-31	6,580,000	6,094,725
Post Holdings, Inc. (A)	4.625	04-15-30	4,235,000	3,987,083
Post Holdings, Inc. (A)	5.500	12-15-29	1,050,000	1,058,804
Post Holdings, Inc. (A)	5.625	01-15-28	6,520,000	6,544,450
Post Holdings, Inc. (A)	5.750	03-01-27	3,850,000	3,890,425
Personal products 0.2%
Natura Cosmeticos SA (A)(B)	4.125	05-03-28	3,645,000	3,467,853
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Personal products (continued)
Oriflame Investment Holding PLC (A)	5.125	05-04-26		2,135,000	$1,793,400
Energy 7.5%					161,093,574
Oil, gas and consumable fuels 7.5%
Aker BP ASA (A)	3.750	01-15-30		3,615,000	3,661,911
Antero Resources Corp. (A)	5.375	03-01-30		5,730,000	5,837,438
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,814,250
Cenovus Energy, Inc.	5.250	06-15-37		886,000	985,728
Cenovus Energy, Inc.	5.400	06-15-47		3,483,000	3,919,203
Cenovus Energy, Inc.	6.750	11-15-39		10,460,000	13,107,100
Cheniere Energy Partners LP	4.000	03-01-31		5,805,000	5,717,925
Cheniere Energy Partners LP	4.500	10-01-29		1,805,000	1,839,656
Continental Resources, Inc. (A)	2.875	04-01-32		5,519,000	5,045,635
Continental Resources, Inc. (A)	5.750	01-15-31		6,796,000	7,580,055
Ecopetrol SA	4.625	11-02-31		2,125,000	1,904,000
Ecopetrol SA	5.375	06-26-26		1,115,000	1,143,332
Ecopetrol SA	5.875	05-28-45		1,130,000	984,513
Ecopetrol SA	6.875	04-29-30		2,250,000	2,354,490
Enbridge, Inc.	3.125	11-15-29		5,030,000	5,025,072
Enterprise Products Operating LLC	3.125	07-31-29		6,165,000	6,229,860
EQT Corp. (A)	3.125	05-15-26		890,000	875,364
EQT Corp. (A)(B)	3.625	05-15-31		10,385,000	10,099,413
EQT Corp.	3.900	10-01-27		1,464,000	1,479,657
Inversiones Latin America Power Ltda (A)	5.125	06-15-33		2,740,725	2,357,023
Kinder Morgan, Inc.	2.000	02-15-31		3,385,000	3,041,790
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		4,570,000	4,227,250
Medco Bell Pte, Ltd. (A)	6.375	01-30-27		760,000	739,609
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		2,275,000	2,289,219
Occidental Petroleum Corp.	3.200	08-15-26		698,000	697,791
Occidental Petroleum Corp.	3.400	04-15-26		3,255,000	3,255,000
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	4,002,592
Occidental Petroleum Corp.	6.625	09-01-30		5,275,000	6,138,333
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,873,313
Ovintiv, Inc.	6.500	08-15-34		3,400,000	4,141,005
Ovintiv, Inc.	6.500	02-01-38		2,670,000	3,164,004
Pertamina Persero PT (A)	3.100	01-21-30		1,000,000	963,114
Pertamina Persero PT (A)	3.650	07-30-29		1,085,000	1,088,919
Petrobras Global Finance BV	6.900	03-19-49		5,630,000	5,615,925
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		2,400,000	2,343,024
Qatar Energy (A)	2.250	07-12-31		1,775,000	1,671,979
Qatar Energy (A)	3.300	07-12-51		1,405,000	1,322,681
Saudi Arabian Oil Company (A)	4.250	04-16-39		3,820,000	4,059,285
Saudi Arabian Oil Company (A)	4.375	04-16-49		2,930,000	3,113,125
Southwestern Energy Company	5.950	01-23-25		75,000	78,188
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,339,423
The Williams Companies, Inc.	3.500	11-15-30		10,945,000	11,126,255
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	7,285,712
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	589,314
Western Midstream Operating LP	4.550	02-01-30		3,855,000	3,965,099
Financials 9.6%					204,982,707
Banks 6.1%
Banco Actinver SA (A)	4.800	12-18-32		775,000	540,563
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Banco Actinver SA (A)	9.500	12-18-32	MXN	44,200,000	$1,481,534
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) (C)	4.750	11-12-26		3,600,000	3,317,400
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31		3,335,000	3,188,041
Bank of Montreal (3 month CDOR + 0.190%) (D)	0.628	02-01-24	CAD	5,825,000	4,603,106
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (C)	4.375	03-15-28		4,690,000	4,303,075
BNG Bank NV	0.250	06-07-24	EUR	1,950,000	2,201,283
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) (A)(C)	4.500	02-25-30		3,665,000	3,336,250
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) (A)(B)(C)	4.625	02-25-31		6,570,000	6,077,250
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) (A)(C)	6.875	09-23-24		754,000	791,700
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		3,440,000	3,663,600
European Investment Bank (SONIA + 0.350%) (D)	0.399	06-29-23	GBP	2,080,000	2,800,478
European Investment Bank	1.500	05-12-22	NOK	14,220,000	1,614,303
European Investment Bank	1.750	03-13-25	NOK	6,900,000	777,185
ING Groep NV (4.250% to 5-16-31, then 5 Year CMT + 2.862%) (C)	4.250	05-16-31		3,805,000	3,312,633
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) (C)	5.750	11-16-26		4,266,000	4,319,325
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	3,150,000	2,458,143
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	5,120,000	4,041,871
International Bank for Reconstruction & Development	2.500	01-24-24	NZD	3,951,000	2,659,821
International Bank for Reconstruction & Development	2.875	11-30-26	NZD	3,585,000	2,396,210
International Bank for Reconstruction & Development	6.750	02-04-24	BRL	3,200,000	577,251
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (A)	4.198	06-01-32		3,444,000	3,115,352
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (A)(C)	7.700	09-17-25		953,000	1,003,033
JPMorgan Chase & Co.	2.750	08-24-22	EUR	2,195,000	2,496,313
KfW, Zero Coupon	0.000	09-15-23	EUR	1,675,000	1,889,833
KfW	0.375	03-15-23	EUR	2,525,000	2,858,063
KfW	1.250	08-28-23	NOK	21,200,000	2,390,635
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (C)	7.500	09-27-25		4,117,000	4,518,039
NatWest Group PLC (4.600% to 6-28-31, then 5 Year CMT + 3.100%) (C)	4.600	06-28-31		4,300,000	3,876,450
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25		3,855,000	3,980,288
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	0.720	06-21-23	NOK	28,000,000	3,187,296
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	0.760	06-19-24	NOK	31,000,000	3,533,468
Nordic Investment Bank	1.875	04-10-24	NOK	14,710,000	1,666,951
QNB Finance, Ltd.	3.500	03-28-24		1,285,000	1,312,474
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	3,040,000	2,296,489
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) (A)(C)	6.750	04-06-28		1,865,000	1,895,306
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(C)	8.000	09-29-25		2,275,000	2,472,948
U.S. Bancorp	0.850	06-07-24	EUR	9,600,000	10,850,329
U.S. Bancorp	1.375	07-22-30		2,090,000	1,869,117
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		6,600,000	6,138,000
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) (A)	5.459	06-30-35		4,305,000	4,289,317
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) (C)	8.000	06-03-24		1,541,000	1,621,903
Wells Fargo & Company	3.250	04-27-22	AUD	5,040,000	3,676,840
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets 2.1%
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) (A)(B)(C)	5.100	01-24-30		1,750,000	$1,627,500
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) (A)(C)	6.375	08-21-26		3,875,000	3,899,219
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		3,600,000	3,496,500
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,773,844
MSCI, Inc. (A)	3.625	09-01-30		8,800,000	8,629,016
MSCI, Inc. (A)	3.625	11-01-31		6,092,000	5,939,700
MSCI, Inc. (A)	3.875	02-15-31		4,820,000	4,798,214
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	2,890,632
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	684,000	780,076
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,551,000	1,866,465
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) (A)(C)	3.875	06-02-26		2,590,000	2,404,945
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) (A)(C)	4.375	02-10-31		4,496,000	4,063,260
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) (C)	5.125	07-29-26		2,116,000	2,116,000
Consumer finance 0.0%
Capital One Financial Corp.	0.800	06-12-24	EUR	580,000	652,011
Diversified financial services 0.8%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	2,832,873
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	3,780,000	4,161,042
European Financial Stability Facility	0.500	01-20-23	EUR	2,060,000	2,330,867
Mexico Remittances Funding Fiduciary Estate Management Sarl (A)	4.875	01-15-28		2,875,000	2,537,216
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	32,197,221	5,898,584
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	11,249,920
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (A)	4.375	01-15-27		1,685,000	1,635,357
Health care 4.2%					90,330,345
Health care equipment and supplies 0.9%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	3,161,548
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	4,547,858
Mozart Debt Merger Sub, Inc. (A)	3.875	04-01-29		5,790,000	5,493,755
Mozart Debt Merger Sub, Inc. (A)	5.250	10-01-29		6,400,000	6,112,000
Health care providers and services 2.7%
Centene Corp.	2.500	03-01-31		4,160,000	3,830,299
Centene Corp.	3.000	10-15-30		7,975,000	7,601,738
Centene Corp.	3.375	02-15-30		8,940,000	8,577,662
Centene Corp.	4.625	12-15-29		1,170,000	1,205,100
HCA, Inc.	3.500	09-01-30		15,955,000	15,795,450
HCA, Inc.	4.125	06-15-29		10,315,000	10,810,752
HCA, Inc.	5.375	02-01-25		7,048,000	7,463,902
Rede D’or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,234,197
Rede D’or Finance Sarl (A)(B)	4.950	01-17-28		2,126,000	2,080,823
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	2,302,960
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	1,921,828
Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	1,810,669
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	2,939,209
Pharmaceuticals 0.2%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	2,087,415
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	$1,353,180
Industrials 5.6%					120,901,402
Aerospace and defense 1.0%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,297,865
DAE Funding LLC (A)	3.375	03-20-28		2,895,000	2,783,102
The Boeing Company	5.040	05-01-27		4,165,000	4,524,639
The Boeing Company	5.150	05-01-30		11,510,000	12,713,297
Air freight and logistics 0.2%
Simpar Europe SA (A)	5.200	01-26-31		1,400,000	1,172,514
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	13,825,000	2,178,369
Airlines 2.6%
American Airlines, Inc. (A)	5.500	04-20-26		4,460,000	4,564,988
American Airlines, Inc. (A)	5.750	04-20-29		3,630,000	3,711,022
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		1,793,758	1,756,362
Delta Air Lines, Inc.	2.900	10-28-24		5,360,000	5,292,169
Delta Air Lines, Inc. (B)	4.375	04-19-28		4,580,000	4,580,000
Delta Air Lines, Inc. (A)	4.500	10-20-25		1,415,000	1,452,648
Delta Air Lines, Inc. (A)	4.750	10-20-28		21,628,000	22,556,409
Delta Air Lines, Inc.	7.375	01-15-26		2,535,000	2,845,157
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		4,589,747	4,819,234
United Airlines, Inc. (A)	4.375	04-15-26		2,170,000	2,164,445
United Airlines, Inc. (A)	4.625	04-15-29		2,940,000	2,867,955
Building products 0.2%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	1,157,512
Owens Corning	3.950	08-15-29		1,980,000	2,066,823
Construction and engineering 0.1%
AECOM	5.125	03-15-27		3,078,000	3,154,950
Professional services 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30		2,305,000	2,195,695
Road and rail 0.3%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,455,100
Movida Europe SA (A)	5.250	02-08-31		1,085,000	905,986
The Hertz Corp. (A)	5.000	12-01-29		3,955,000	3,689,224
Trading companies and distributors 0.9%
United Rentals North America, Inc.	3.875	02-15-31		6,810,000	6,580,163
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,580,595
United Rentals North America, Inc.	4.875	01-15-28		5,175,000	5,281,553
United Rentals North America, Inc.	5.500	05-15-27		4,200,000	4,337,361
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (A)	4.000	07-30-27		3,645,000	3,613,544
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		1,605,000	1,602,721
Information technology 2.0%					42,050,174
IT services 1.0%
Block, Inc. (A)	3.500	06-01-31		1,480,000	1,389,779
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	3,362,007
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,228,625
Gartner, Inc. (A)	3.750	10-01-30		6,885,000	6,697,728
Rackspace Technology Global, Inc. (A)	3.500	02-15-28		4,310,000	3,911,325
Twilio, Inc.	3.625	03-15-29		2,135,000	2,045,074
Twilio, Inc.	3.875	03-15-31		2,870,000	2,694,571
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.1%
SK Hynix, Inc. (A)	1.500	01-19-26		2,185,000	$2,084,949
Software 0.1%
Ziff Davis, Inc. (A)	4.625	10-15-30		1,291,000	1,241,929
Technology hardware, storage and peripherals 0.8%
Apple, Inc., Zero Coupon	0.000	11-15-25	EUR	2,350,000	2,586,389
Apple, Inc.	0.875	05-24-25	EUR	3,215,000	3,649,874
Atento Luxco 1 SA (A)(B)	8.000	02-10-26		2,199,000	2,232,860
CDW LLC	4.125	05-01-25		1,550,000	1,570,894
CDW LLC	4.250	04-01-28		2,675,000	2,634,875
Dell International LLC	8.350	07-15-46		3,112,000	4,719,295
Materials 4.3%					92,285,388
Chemicals 0.7%
Braskem Idesa SAPI (A)	6.990	02-20-32		2,345,000	2,239,475
Braskem Netherlands Finance BV (A)	4.500	01-31-30		2,328,000	2,300,821
Braskem Netherlands Finance BV (A)	5.875	01-31-50		2,675,000	2,665,557
Ecolab, Inc.	1.000	01-15-24	EUR	2,705,000	3,079,561
FS Luxembourg Sarl (A)	10.000	12-15-25		3,975,000	4,114,165
Construction materials 0.4%
Cemex SAB de CV (A)	3.875	07-11-31		4,110,000	3,652,804
St. Mary’s Cement, Inc. (A)	5.750	01-28-27		4,145,000	4,487,004
Containers and packaging 1.3%
Ardagh Metal Packaging Finance USA LLC (A)	3.000	09-01-29	EUR	1,495,000	1,497,092
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		4,345,000	4,083,344
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,370,122
Ball Corp.	2.875	08-15-30		3,620,000	3,307,920
Ball Corp.	4.875	03-15-26		5,925,000	6,200,039
Ball Corp.	5.250	07-01-25		6,440,000	6,826,400
Berry Global, Inc. (A)	5.625	07-15-27		3,790,000	3,883,234
Crown Americas LLC	4.250	09-30-26		400,000	409,898
Metals and mining 1.9%
ArcelorMittal SA	4.550	03-11-26		440,000	462,168
ArcelorMittal SA	6.750	03-01-41		2,220,000	2,709,675
ArcelorMittal SA	7.000	10-15-39		560,000	681,798
Cleveland-Cliffs, Inc. (A)(B)	4.875	03-01-31		3,640,000	3,554,096
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31		19,070,000	18,503,621
Freeport-McMoRan, Inc.	4.125	03-01-28		635,000	642,068
Freeport-McMoRan, Inc.	4.625	08-01-30		4,475,000	4,619,722
Freeport-McMoRan, Inc.	5.450	03-15-43		8,690,000	9,994,804
Real estate 1.5%					31,535,970
Equity real estate investment trusts 1.5%
American Tower Corp.	0.500	01-15-28	EUR	2,035,000	2,116,207
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,659,869
Crown Castle International Corp.	2.250	01-15-31		660,000	594,827
CyrusOne LP	3.450	11-15-29		5,520,000	5,803,728
Host Hotels & Resorts LP	3.375	12-15-29		970,000	954,410
Host Hotels & Resorts LP	3.500	09-15-30		975,000	951,199
SBA Communications Corp.	3.125	02-01-29		4,325,000	4,017,060
SBA Communications Corp.	3.875	02-15-27		10,610,000	10,591,645
VICI Properties LP (A)	4.125	08-15-30		3,450,000	3,424,125
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,422,900
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Utilities 1.6%					$35,113,479
Electric utilities 0.9%
EDP Finance BV	0.375	09-16-26	EUR	545,000	597,087
FirstEnergy Corp.	4.400	07-15-27		4,060,000	4,204,942
FirstEnergy Corp.	7.375	11-15-31		7,070,000	8,852,206
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		1,415,000	1,497,355
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		2,840,000	3,089,579
Independent power and renewable electricity producers 0.6%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		1,715,000	1,792,175
Adani Green Energy, Ltd. (A)	4.375	09-08-24		1,470,000	1,448,685
DPL, Inc.	4.125	07-01-25		5,515,000	5,487,425
Greenko Dutch BV (A)(B)	3.850	03-29-26		2,817,100	2,741,038
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		1,660,000	1,673,114
The AES Corp. (A)	3.950	07-15-30		725,000	739,645
Multi-utilities 0.1%
E.ON SE	0.375	09-29-27	EUR	1,360,000	1,482,757

Engie SA	0.375	06-21-27	EUR	1,400,000	1,507,471
Convertible bonds 2.0%					$42,829,259
(Cost $46,159,416)
Communication services 0.7%					15,150,251
Media 0.7%
DISH Network Corp.	3.375	08-15-26		2,760,000	2,503,320
Liberty Broadband Corp. (A)	1.250	09-30-50		5,530,000	5,350,275
Liberty Broadband Corp. (A)	2.750	09-30-50		4,005,000	4,024,068
Liberty Media Corp. (A)	0.500	12-01-50		2,275,000	3,272,588
Consumer discretionary 0.2%					3,565,538
Specialty retail 0.2%
Burlington Stores, Inc.	2.250	04-15-25		2,820,000	3,565,538
Energy 0.1%					2,624,042
Oil, gas and consumable fuels 0.1%
BP Capital Markets PLC	1.000	04-28-23	GBP	1,900,000	2,624,042
Industrials 1.0%					21,489,428
Airlines 0.8%
Air Canada	4.000	07-01-25		2,300,000	3,321,200
American Airlines Group, Inc.	6.500	07-01-25		6,240,000	8,389,680
Southwest Airlines Company	1.250	05-01-25		4,210,000	5,626,665
Road and rail 0.2%

Uber Technologies, Inc. (E)	2.436	12-15-25		4,555,000	4,151,883
Capital preferred securities 0.2%					$3,529,483
(Cost $3,620,955)
Financials 0.2%					3,529,483
Banks 0.2%

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	03-28-22		4,135,000	3,529,483
Term loans (F) 9.1%					$194,770,975
(Cost $196,333,102)
Communication services 1.2%					26,677,698
Entertainment 0.2%
WMG Acquisition Corp., 2021 Term Loan G (1 month LIBOR + 2.125%)	2.334	01-20-28		4,495,000	4,440,206
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 0.6%
AP Core Holdings II LLC, Amortization Term Loan B1 (1 month LIBOR + 5.500%)	6.250	09-01-27	3,392,063	$3,375,102
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.250	09-01-27	2,375,000	2,366,094
Cengage Learning, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.750	07-14-26	2,518,688	2,512,391
Univision Communications, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%)	4.000	03-15-26	5,407,825	5,364,995
Wireless telecommunication services 0.4%
SBA Senior Finance II LLC, 2018 Term Loan B (G)	TBD	04-11-25	8,752,384	8,618,910
Consumer discretionary 2.8%				59,384,859
Diversified consumer services 0.3%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%)	4.001	07-10-28	1,735,650	1,722,355
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	08-03-28	3,817,000	3,765,967
Hotels, restaurants and leisure 1.9%
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.959	03-11-25	4,845,000	4,746,065
Bally’s Corp., 2021 Term Loan B (6 month LIBOR + 3.250%)	3.750	10-02-28	2,420,000	2,401,850
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	4.000	10-18-28	2,315,000	2,286,063
Carnival Corp., USD Term Loan B (3 month LIBOR + 3.000%)	3.750	06-30-25	4,477,273	4,414,591
Fertitta Entertainment LLC, 2022 Term Loan B (1 month SOFR + 4.000%)	4.500	01-27-29	1,510,000	1,501,937
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.500	08-02-28	2,755,063	2,733,408
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%)	1.937	06-22-26	3,905,000	3,842,364
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%)	1.887	03-15-28	8,668,122	8,634,230
Marriott Ownership Resorts, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.959	08-29-25	3,655,000	3,580,986
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	1.959	11-19-26	7,486,491	7,338,633
Household durables 0.2%
SOLIS IV BV, USD Term Loan B1 (G)	TBD	02-25-29	3,635,000	3,578,221
Specialty retail 0.4%
Burlington Coat Factory Warehouse Corp., 2021 Term Loan B6 (1 month LIBOR + 2.000%)	2.210	06-24-28	4,462,575	4,419,824
RH, Term Loan B (3 month LIBOR + 2.500%)	3.000	10-20-28	4,470,763	4,418,365
Energy 0.5%				9,598,730
Oil, gas and consumable fuels 0.5%
Pilot Travel Centers LLC, 2021 Term Loan B (1 month LIBOR + 2.000%)	2.209	08-04-28	9,765,525	9,598,730
Financials 0.2%				5,256,196
Insurance 0.2%
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%)	5.459	01-20-29	3,065,000	3,026,688
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	3.459	07-31-27	2,273,546	2,229,508
Health care 1.6%				33,926,783
Health care equipment and supplies 0.3%
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	3.750	10-23-28	5,980,000	5,917,389
Health care technology 0.1%
athenahealth, Inc., 2022 Term Loan B (3 month SOFR + 3.500%)	4.000	02-15-29	1,359,000	1,345,070
Life sciences tools and services 0.5%
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%)	2.750	11-08-27	6,069,788	6,004,780
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Life sciences tools and services (continued)
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%)	2.750	07-03-28	4,608,851	$4,552,899
ICON Luxembourg Sarl, US Term Loan (3 month LIBOR + 2.250%)	2.750	07-03-28	1,148,329	1,134,388
Pharmaceuticals 0.7%
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.000	05-05-28	5,790,900	5,764,841
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.500	06-02-28	5,996,938	5,965,094
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	5.250	07-06-28	3,266,824	3,242,322
Industrials 2.1%				44,201,384
Air freight and logistics 0.1%
Worldwide Express, Inc., 2021 1st Lien Term Loan (6 month LIBOR + 4.250%)	5.000	07-26-28	1,510,000	1,496,788
Airlines 0.8%
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	08-11-28	5,235,000	5,197,622
Mileage Plus Holdings LLC, 2020 Term Loan B (G)	TBD	06-21-27	4,860,000	5,070,827
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.500	04-21-28	7,478,102	7,428,223
Building products 0.1%
JELD-WEN, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%)	2.459	07-28-28	1,606,925	1,597,283
Commercial services and supplies 0.3%
Clean Harbors, Inc., 2021 Incremental Term Loan B (1 month LIBOR + 2.000%)	2.209	10-08-28	2,320,000	2,311,300
MillerKnoll, Inc., Term Loan B (1 month LIBOR + 2.000%)	2.188	07-19-28	3,960,075	3,920,474
Construction and engineering 0.3%
AECOM, 2021 Term Loan B (1 month LIBOR + 1.750%)	1.959	04-13-28	6,270,490	6,254,814
Machinery 0.1%
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.500%)	3.000	06-07-28	2,433,143	2,404,043
Professional services 0.1%
Trans Union LLC, 2021 Term Loan B6 (G)	TBD	12-01-28	2,338,548	2,311,258
Road and rail 0.2%
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	06-30-28	3,311,261	3,294,307
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%)	3.750	06-30-28	627,780	624,566
Trading companies and distributors 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 month LIBOR + 2.000%)	2.140	11-05-28	2,305,000	2,289,879
Information technology 0.3%				7,310,679
IT services 0.1%
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%)	4.000	12-17-27	723,355	712,686
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%)	4.000	12-17-27	1,153,086	1,136,078
Software 0.2%
Cornerstone OnDemand, Inc., 2021 Term Loan (3 month LIBOR + 3.750%)	4.250	10-16-28	1,690,000	1,672,052
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	4.750	02-01-29	3,850,000	3,789,863
Materials 0.4%				8,414,646
Chemicals 0.4%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B (6 month LIBOR + 4.000%)	4.750	03-16-27	4,197,781	4,129,567
WR Grace Holdings LLC, 2021 Term Loan B (3 month LIBOR + 3.750%)	4.250	09-22-28	3,895,000	3,873,889
Construction materials 0.0%

Standard Industries, Inc., 2021 Term Loan B (3 month LIBOR + 2.500%)	3.000	09-22-28	412,961	411,190
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 1.4%				$30,091,555
(Cost $30,177,785)
Commercial and residential 1.4%				30,091,555
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(H)	3.805	01-25-49	1,682,986	1,666,175
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (A)(D)	1.041	09-15-34	5,940,000	5,873,275
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(D)	1.512	03-15-37	2,385,596	2,355,669
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	1.111	10-15-36	6,904,149	6,873,865
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%) (A)(D)	0.891	09-15-36	2,595,000	2,520,157
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	5,665,841
CSMC Trust
Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	579,564	577,911
DBCG Mortgage Trust
Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(D)	0.806	06-15-34	3,585,000	3,538,957
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	11,214,604	116,345
Series 2007-4, Class ES IO	0.350	07-19-47	11,866,182	156,566
Series 2007-6, Class ES IO (A)	0.343	08-19-37	12,120,443	170,015
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(D)	1.608	06-25-57	569,885	576,779
Asset backed securities 0.9%				$19,024,698
(Cost $18,729,454)
Asset backed securities 0.9%				19,024,698
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,891,200	1,937,364
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,774,500	1,809,262
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,662,088	3,725,735
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	1,529,943	1,458,232
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	700,098	709,479
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	6,381,750	6,588,902
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(H)	2.750	04-25-57	358,652	360,222
Series 2017-3, Class A1 (A)(H)	2.750	07-25-57	662,843	666,931
Westlake Automobile Receivables Trust
Series 2019-2A, Class C (A)	2.840	07-15-24	1,763,178	1,768,571

	Shares	Value
Common stocks 0.3%		$5,551,746
(Cost $9,556,676)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)(J)	300,118	0
Utilities 0.3%		5,551,746
Multi-utilities 0.3%

Algonquin Power & Utilities Corp.	120,350	5,551,746
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

	Shares	Value

Preferred securities 3.7%		$80,381,628
(Cost $80,429,802)
Communication services 0.2%		3,985,328
Media 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	3,685	3,985,328
Financials 0.8%		18,059,908
Banks 0.7%
U.S. Bancorp, 5.500% (B)	135,700	3,544,484
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	8,257	6,968,908
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	165,630	4,230,190
Capital markets 0.1%
Stifel Financial Corp., 4.500% (B)	158,600	3,316,326
Health care 0.3%		7,408,377
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.000% (B)	44,500	2,387,870
Danaher Corp., 5.000% (B)	3,290	5,020,507
Industrials 0.2%		4,523,750
Machinery 0.2%
Stanley Black & Decker, Inc., 5.250%	47,000	4,523,750
Information technology 0.4%		8,151,556
IT services 0.1%
Sabre Corp., 6.500%	11,000	1,544,730
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	3,620	6,606,826
Utilities 1.8%		38,252,709
Electric utilities 1.5%
American Electric Power Company, Inc., 6.125%	90,700	4,763,564
NextEra Energy, Inc., 5.279%	315,050	15,554,019
NextEra Energy, Inc., 6.219%	95,900	4,804,590
The Southern Company, 6.750%	149,300	7,593,398
Multi-utilities 0.3%
DTE Energy Company, 6.250%	109,300	5,537,138

	Yield (%)	Shares	Value
Short-term investments 2.8%			$59,395,507
(Cost $59,404,152)
Short-term funds 0.8%			16,166,507
John Hancock Collateral Trust (K)	0.0896(L)	1,616,408	16,166,507

	Par value^	Value
Repurchase agreement 2.0%		43,229,000
Repurchase Agreement with State Street Corp. dated 2-28-22 at 0.000% to be repurchased at $43,229,000 on 3-1-22, collateralized by $44,838,200 U.S. Treasury Notes, 0.125% due 7-15-23 (valued at $44,093,614)	43,229,000	43,229,000

Total investments (Cost $2,211,130,408) 100.2%	$2,141,912,474
Other assets and liabilities, net (0.2%)	(3,590,664)
Total net assets 100.0%	$2,138,321,810

16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $643,672,341 or 30.1% of the fund’s net assets as of 2-28-22.
(B)	All or a portion of this security is on loan as of 2-28-22. The value of securities on loan amounted to $15,854,795.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(L)	The rate shown is the annualized seven-day yield as of 2-28-22.
The fund had the following country composition as a percentage of net assets on 2-28-22:
United States	58.0%
Canada	7.4%
United Kingdom	3.5%
Luxembourg	2.7%
Indonesia	2.6%
Australia	2.3%
Brazil	1.8%
Mexico	1.8%
Norway	1.6%
China	1.5%
Other countries	16.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	17

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	76	Short	Jun 2022	$(9,605,572)	$(9,685,250)	$(79,678)
German Euro BUND Futures	71	Short	Mar 2022	(13,862,945)	(13,297,842)	565,103
U.S. Treasury Long Bond Futures	791	Short	Jun 2022	(122,367,526)	(123,939,812)	(1,572,286)
Ultra U.S. Treasury Bond Futures	35	Short	Jun 2022	(4,896,939)	(4,946,484)	(49,545)
						$(1,136,406)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	9,792,497	USD	6,913,413	CITI	3/16/2022	$200,214	—
AUD	9,400,845	USD	6,734,991	SSB	3/16/2022	94,126	—
CAD	13,018,025	USD	10,316,496	MSCS	3/16/2022	—	$(45,203)
CAD	12,975,167	USD	10,318,347	RBC	3/16/2022	—	(80,870)
CAD	7,312,425	USD	5,777,238	SSB	3/16/2022	—	(7,694)
EUR	21,459,361	USD	24,520,929	BARC	3/16/2022	—	(446,174)
EUR	7,835,836	USD	8,979,636	CITI	3/16/2022	—	(188,795)
EUR	15,328,114	USD	17,514,080	GSI	3/16/2022	—	(317,827)
EUR	20,949,893	USD	23,936,533	HUS	3/16/2022	—	(433,338)
EUR	11,667,865	USD	13,331,092	JPM	3/16/2022	—	(241,188)
EUR	3,832,029	USD	4,366,804	SSB	3/16/2022	—	(67,740)
GBP	5,517,549	USD	7,507,320	GSI	3/16/2022	—	(104,644)
GBP	3,830,217	USD	5,180,300	MSCS	3/16/2022	—	(41,449)
GBP	14,868,239	USD	20,162,005	SSB	3/16/2022	—	(213,879)
NZD	7,107,530	USD	4,693,955	ANZ	3/16/2022	114,149	—
NZD	7,460,135	USD	4,990,644	BARC	3/16/2022	55,990	—
SGD	24,407,435	USD	18,100,455	CIBC	3/16/2022	—	(98,515)
SGD	12,193,516	USD	9,042,140	CITI	3/16/2022	—	(48,695)
SGD	23,799,882	USD	17,603,159	GSI	3/16/2022	—	(49,326)
SGD	18,440,585	USD	13,628,396	MSCS	3/16/2022	—	(27,365)
SGD	12,195,948	USD	9,042,140	RBC	3/16/2022	—	(46,901)
SGD	6,136,269	USD	4,525,114	SSB	3/16/2022	751	—
SGD	6,119,298	USD	4,525,114	UBS	3/16/2022	—	(11,767)
USD	7,019,893	AUD	9,790,007	CITI	3/16/2022	—	(91,925)
USD	6,344,321	AUD	8,811,006	MSCS	3/16/2022	—	(56,315)
USD	34,274,796	AUD	47,636,833	RBC	3/16/2022	—	(330,337)
USD	23,318,030	BRL	130,804,877	CITI	3/16/2022	—	(1,986,539)
USD	27,505,283	CAD	34,799,134	UBS	3/16/2022	48,576	—
USD	8,670,924	EUR	7,760,258	ANZ	3/16/2022	—	(35,128)
USD	4,413,788	EUR	3,880,129	BARC	3/16/2022	60,762	—
USD	8,777,162	EUR	7,760,258	GSI	3/16/2022	71,110	—
USD	144,586,612	EUR	127,200,519	MSCS	3/16/2022	1,883,324	—
USD	13,104,497	EUR	11,640,387	SSB	3/16/2022	45,419	—
USD	7,694,394	GBP	5,658,974	BARC	3/16/2022	101,973	—
USD	106,240,802	GBP	78,020,969	CIBC	3/16/2022	1,563,163	—
USD	7,708,654	GBP	5,658,974	HUS	3/16/2022	116,233	—
USD	908,055	GBP	669,803	SSB	3/16/2022	9,407	—
USD	16,294,793	JPY	1,879,767,595	SCB	3/16/2022	—	(60,727)
USD	27,668,784	MXN	568,922,745	UBS	3/16/2022	—	(44,743)
USD	28,623,819	NOK	251,920,587	JPM	3/16/2022	49,995	—
USD	2,639,783	NZD	3,977,038	ANZ	3/16/2022	—	(50,605)
USD	25,309,524	NZD	37,446,766	JPM	3/16/2022	—	(22,475)
18	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	9,491,988	NZD	14,174,148	RBC	3/16/2022	—	$(96,544)
USD	2,183,616	SGD	2,940,501	ANZ	3/16/2022	$14,821	—
USD	824,696	SGD	1,109,330	JPM	3/16/2022	6,499	—
USD	73,598,694	SGD	99,456,234	SSB	3/16/2022	243,791	—
						$4,680,303	$(5,246,708)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$127,797,613	—	$127,797,613	—
Foreign government obligations	468,498,611	—	468,498,611	—
Corporate bonds	1,110,041,399	—	1,110,041,399	—
Convertible bonds	42,829,259	—	42,829,259	—
Capital preferred securities	3,529,483	—	3,529,483	—
Term loans	194,770,975	—	194,770,975	—
Collateralized mortgage obligations	30,091,555	—	30,091,555	—
Asset backed securities	19,024,698	—	19,024,698	—
Common stocks	5,551,746	$5,551,746	—	—
Preferred securities	80,381,628	76,396,300	3,985,328	—
Short-term investments	59,395,507	16,166,507	43,229,000	—
Total investments in securities	$2,141,912,474	$98,114,553	$2,043,797,921	—
Derivatives:
Assets
Futures	$565,103	$565,103	—	—
Forward foreign currency contracts	4,680,303	—	$4,680,303	—
Liabilities
Futures	(1,701,509)	(1,701,509)	—	—
Forward foreign currency contracts	(5,246,708)	—	(5,246,708)	—
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	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,616,408	$8,512,681	$140,570,731	$(132,904,574)	$(5,284)	$(7,047)	$53,086	$5,786	$16,166,507
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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